JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
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JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Australia — 58.3%
Ampol Ltd.	565,484	12,263,017
ANZ Group Holdings Ltd.	7,095,001	126,265,541
APA Group	2,799,853	20,953,854
Aristocrat Leisure Ltd.	1,565,669	37,800,338
ASX Ltd.	459,395	22,480,557
Atlas Arteria Ltd.	2,891,940	14,064,742
Aurizon Holdings Ltd.	4,367,936	11,416,745
Bendigo & Adelaide Bank Ltd.	1,346,568	9,598,897
BHP Group Ltd.	12,021,043	421,002,837
BlueScope Steel Ltd.	1,101,875	15,025,712
Brambles Ltd.	3,295,204	28,020,967
Challenger Ltd.	1,395,709	7,155,472
Cochlear Ltd.	156,096	23,582,480
Coles Group Ltd.	3,175,964	39,946,126
Commonwealth Bank of Australia	4,021,055	313,892,088
Dexus, REIT	2,552,284	14,798,304
Domino's Pizza Enterprises Ltd.	150,001	8,086,270
Endeavour Group Ltd.	3,229,956	15,166,459
Fortescue Metals Group Ltd.	4,018,461	63,473,839
Goodman Group, REIT	4,060,690	57,920,001
GPT Group (The), REIT	4,545,607	14,734,765
Harvey Norman Holdings Ltd.	1,537,504	4,881,177
IDP Education Ltd.	495,362	11,023,516
IGO Ltd.	1,599,307	16,625,248
Incitec Pivot Ltd.	4,608,842	11,269,597
Insurance Australia Group Ltd.	5,849,609	20,314,378
LendLease Corp. Ltd.	1,635,446	9,986,544
Lottery Corp. Ltd. (The) *	5,281,691	17,615,257
Macquarie Group Ltd.	862,073	115,008,351
Medibank Pvt Ltd.	6,535,167	13,614,610
Mineral Resources Ltd.	396,301	25,089,866
Mirvac Group, REIT	9,363,408	15,127,615
National Australia Bank Ltd.	7,483,904	168,867,862
Newcrest Mining Ltd.	2,120,745	33,696,758
Northern Star Resources Ltd.	2,750,977	24,512,663
Orica Ltd.	1,074,500	11,275,328
Origin Energy Ltd.	4,088,030	21,705,688
Pilbara Minerals Ltd. *	6,182,368	21,031,925
Qantas Airways Ltd. *	2,193,009	9,898,873
QBE Insurance Group Ltd.	3,523,166	34,375,247
Ramsay Health Care Ltd.	439,935	20,788,580
REA Group Ltd.	122,269	10,964,077
Reece Ltd.	505,857	5,814,273
Rio Tinto Ltd.	880,885	79,048,273
Santos Ltd.	7,898,218	40,319,437
Scentre Group, REIT	12,316,613	26,724,690
SEEK Ltd.	841,740	14,578,065
Seven Group Holdings Ltd.	370,663	5,965,724

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Sonic Healthcare Ltd.	1,140,741	25,549,825
South32 Ltd.	10,884,983	34,929,166
Stockland, REIT	5,664,688	15,828,666
Suncorp Group Ltd.	2,999,615	26,664,616
Telstra Group Ltd.	9,596,409	27,735,401
TPG Telecom Ltd.	1,014,798	3,470,395
Transurban Group	7,296,746	71,538,358
Treasury Wine Estates Ltd.	1,712,924	17,644,464
Vicinity Ltd., REIT	9,182,051	13,433,722
Washington H Soul Pattinson & Co. Ltd.	582,465	11,863,024
Wesfarmers Ltd.	2,690,569	94,860,639
Westpac Banking Corp.	8,308,073	139,790,693
WiseTech Global Ltd.	411,301	17,833,843
Woodside Energy Group Ltd.	4,505,677	116,669,491
Woolworths Group Ltd.	2,886,661	73,775,762
Worley Ltd.	884,619	9,711,053
		2,769,071,751
China — 2.6%
Budweiser Brewing Co. APAC Ltd. (a)	4,085,400	12,890,745
ESR Group Ltd. (a)	5,784,400	11,580,873
Wharf Holdings Ltd. (The)	2,901,000	7,557,491
Wilmar International Ltd.	7,405,500	23,023,873
Wuxi Biologics Cayman, Inc. * (a)	8,411,000	70,235,282
		125,288,264
Hong Kong — 18.7%
AIA Group Ltd.	28,057,600	317,265,466
CK Asset Holdings Ltd.	4,619,500	29,534,822
CK Infrastructure Holdings Ltd.	1,435,000	7,983,703
CLP Holdings Ltd.	3,957,000	29,400,242
DFI Retail Group Holdings Ltd.	706,100	2,259,539
Hang Lung Properties Ltd.	4,377,000	8,253,033
Hang Seng Bank Ltd.	1,724,000	28,710,151
Henderson Land Development Co. Ltd.	3,101,700	11,457,674
HK Electric Investments & HK Electric Investments Ltd. (a)	5,451,500	3,768,257
HKT Trust & HKT Ltd.	8,634,000	11,312,062
Hong Kong & China Gas Co. Ltd.	25,681,789	25,785,036
Hong Kong Exchanges & Clearing Ltd.	2,828,000	127,196,626
Jardine Matheson Holdings Ltd.	576,900	30,665,459
Link, REIT	5,001,000	40,029,842
MTR Corp. Ltd.	3,679,500	19,690,886
New World Development Co. Ltd.	3,284,250	9,816,309
Power Assets Holdings Ltd.	3,241,500	18,340,951
Sino Land Co. Ltd.	7,692,000	9,995,586
Sun Hung Kai Properties Ltd.	3,575,500	50,706,429
Swire Pacific Ltd., Class B	2,030,000	2,807,273
Swire Pacific Ltd., Class A	1,058,000	9,695,398
Swire Properties Ltd.	2,498,800	7,023,025

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Techtronic Industries Co. Ltd.	4,353,500	56,124,375
WH Group Ltd. (a)	18,571,691	11,437,647
Wharf Real Estate Investment Co. Ltd.	3,674,000	21,032,423
		890,292,214
Macau — 1.1%
Galaxy Entertainment Group Ltd.	4,766,000	33,177,555
Sands China Ltd. *	5,761,379	21,605,669
		54,783,224
New Zealand — 1.7%
Auckland International Airport Ltd. *	2,865,868	15,772,424
Contact Energy Ltd.	1,858,646	9,347,421
Fisher & Paykel Healthcare Corp. Ltd.	1,370,507	22,491,660
Mercury NZ Ltd.	1,545,809	6,005,393
Meridian Energy Ltd.	2,878,978	9,950,350
Spark New Zealand Ltd.	4,444,962	14,987,247
		78,554,495
Singapore — 10.3%
CapitaLand Ascendas, REIT	7,974,928	17,549,872
CapitaLand Integrated Commercial Trust, REIT	11,948,432	19,549,247
Capitaland Investment Ltd.	5,825,200	17,648,090
City Developments Ltd.	1,205,100	7,648,562
DBS Group Holdings Ltd.	4,336,000	118,703,514
Genting Singapore Ltd.	13,488,400	10,215,565
Great Eastern Holdings Ltd.	134,800	1,951,583
Jardine Cycle & Carriage Ltd.	234,500	5,198,781
Keppel Corp. Ltd.	3,304,500	19,079,053
Mapletree Pan Asia Commercial Trust, REIT	5,467,000	7,606,915
Olam Group Ltd.	2,551,300	3,101,966
Oversea-Chinese Banking Corp. Ltd.	9,608,600	94,936,393
Singapore Airlines Ltd.	3,098,400	14,010,551
Singapore Exchange Ltd.	1,952,000	13,748,954
Singapore Technologies Engineering Ltd.	3,694,500	10,387,245
Singapore Telecommunications Ltd.	16,840,200	32,251,735
United Overseas Bank Ltd.	3,655,900	83,100,944
UOL Group Ltd.	1,102,500	5,882,466
Venture Corp. Ltd.	642,200	9,068,739
		491,640,175
United Kingdom — 0.9%
CK Hutchison Holdings Ltd.	6,369,500	40,535,191
United States — 6.1%
Computershare Ltd.	1,360,999	22,921,763

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
CSL Ltd.	1,144,284	241,616,230
James Hardie Industries plc, CHDI	1,057,573	23,730,399
		288,268,392
Total Common Stocks (Cost $4,498,590,897)		4,738,433,706
Total Investments — 99.7% (Cost $4,498,590,897)		4,738,433,706
Other Assets Less Liabilities — 0.3%		14,069,945
NET ASSETS — 100.0%		4,752,503,651

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.9%
Metals & Mining	15.5
Insurance	8.7
Capital Markets	5.9
Equity Real Estate Investment Trusts (REITs)	5.1
Biotechnology	5.1
Real Estate Management & Development	4.7
Oil, Gas & Consumable Fuels	3.8
Food & Staples Retailing	2.8
Hotels, Restaurants & Leisure	2.7
Transportation Infrastructure	2.1
Multiline Retail	2.1
Electric Utilities	2.0
Industrial Conglomerates	2.0
Diversified Telecommunication Services	1.9
Life Sciences Tools & Services	1.5
Machinery	1.2
Gas Utilities	1.0
Health Care Providers & Services	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	7.0
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	198	02/27/2023	SGD	4,624,471	27,121
SPI 200 Index	66	03/16/2023	AUD	8,698,790	455,332
					482,453

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,738,433,706	$—	$4,738,433,706
Appreciation in Other Financial Instruments
Futures Contracts (a)	$482,453	$—	$—	$482,453

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$54,456	$—	$54,466	$44	$(34)	$—	—	$243	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	135,282	78,697	213,979	—	—	—	—	579	—
Total	$189,738	$78,697	$268,445	$44	$(34)	$—		$822	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.